LEASES - Financing and operating leases as Lessee (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 671,422	$ 97,347	¥ 674,892	¥ 685,771
Short-term Lease, Cost	116,107	16,834	100,766	126,846
Financing lease cost:
Amortization of ROU assets	2,313	335	1,293	2,519
Interest	202	29	169	245
Total lease cost	790,044	114,545	777,120	815,381
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	770,580	111,724	745,032	869,129
Operating cash flows from financing leases	202	29	169	245
Financing cash flows from financing leases	1,772	257	1,481	1,179
ROU assets obtained in exchange for new operating lease liabilities	560,056	81,200	780,576	537,302
ROU obtained in exchange for new finance lease liabilities	¥ 38,134	$ 5,529	¥ 1,493	¥ 2,023
Weighted-average remaining lease term (in years):
Operating leases	4 years 6 months 29 days	4 years 6 months 29 days	5 years 10 days	4 years 1 month 17 days
Financing leases	2 years 11 months 26 days	2 years 11 months 26 days	2 years 9 months 14 days	3 years 1 month 28 days
Weighted-average discount rate:
Operating leases	7.86%	7.86%	7.67%	7.68%
Financing leases	5.67%	5.67%	5.19%	5.16%
Maximum
Lessee, Lease, Description [Line Items]
Remaining Lease Term	20 years	20 years
Cost of Sales [Member]
Weighted-average discount rate:
Total operating and short-term lease costs	¥ 755,519	$ 109,540	¥ 740,554	¥ 772,731
Selling expenses
Weighted-average discount rate:
Total operating and short-term lease costs	1,616	234	1,035	642
General and Administrative Expense [Member]
Weighted-average discount rate:
Total operating and short-term lease costs	¥ 30,394	$ 4,407	¥ 34,069	¥ 39,244